BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Remuneration of key management personnel (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Salaries and other short-term employee benefits	₺ 502,187	₺ 381,626	₺ 68,007
Cash-settled share based payments	256,300
Key management personnel
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Cash-settled share based payments		261,200
Equity-settled share based payments	₺ 152,100	₺ 170,400